RELATED PARTY TRANSACTIONS - Additional information (Details) - ROMAN DBDR TECH ACQUISITION CORP. - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
	Nov. 10, 2020	Nov. 06, 2020	May 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Jun. 06, 2021	Aug. 26, 2020
Related Party Transaction [Line Items]
Expenses incurred and paid				$ 10,200		$ 50,200
Repayment of promissory note - related party					$ 95,657	1,600
Sponsor
Related Party Transaction [Line Items]
Advance received from related party							$ 130,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month		$ 10,000
Expenses incurred and paid					14,450
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note								$ 300,000
Promissory note - related party				0		0
Repayment of promissory note - related party	$ 95,657				95,657
Related Party Loans
Related Party Transaction [Line Items]
Maximum loans convertible into warrants				1,500,000	1,500,000	$ 1,500,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Price of warrants						$ 1.00
Working capital loan outstanding				$ 0	$ 0	$ 0
Related Party Loans | Sponsor
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note			$ 1,500,000
Maximum loans convertible into warrants			$ 1,500,000
Price of warrants			$ 1.00